Equity	6 Months Ended
Jun. 30, 2013
Stockholders' Equity Note [Abstract]
EQUITY
EQUITY
The changes in Shareholders’ equity follow:

	Eaton shareholders’ equity	Noncontrolling interests	Total equity
Balance at December 31, 2012	$15,113	$42	$15,155
Net income	872	5	877
Other comprehensive loss	(306)	—	(306)
Cash dividends paid	(397)	(4)	(401)
Issuance of shares under equity-based compensation plans - net	106	—	106
Balance at June 30, 2013	$15,388	$43	$15,431

The changes in Accumulated other comprehensive loss follow:

	Currency translation and related hedging instruments	Pensions and other postretirement benefits	Cash flow hedges	Total
Balance at December 31, 2012	$(367)	$(1,599)	$2	$(1,964)
Other comprehensive (loss) income before reclassifications	(390)	23	(6)	(373)
Amounts reclassified from Accumulated other comprehensive (loss) income	—	66	1	67
Net current-period other comprehensive (loss) income	(390)	89	(5)	(306)
Balance at June 30, 2013	$(757)	$(1,510)	$(3)	$(2,270)

The reclassifications out of Accumulated other comprehensive loss follow:

	Six months ended June 30, 2013	Consolidated Statements of Income classification
Amortization of defined benefit pension items
Actuarial loss	$(103)	[1]
	(103)
Tax benefit	37
Total, net of tax	(66)

Gains and losses on cash flow hedges
Floating-to-fixed interest rate swaps	(1)	Interest expense - net
Currency exchange contracts	1	Cost of products sold
Commodity contracts	(1)	Cost of products sold
	(1)
Tax expense	—
Total, net of tax	(1)

Total reclassifications for the period	$(67)

[1] These components of Accumulated other comprehensive loss are included in the computation of net periodic pension cost. See Note 6 for additional information about defined benefit pension items.
Net Income per Ordinary Share
A summary of the calculation of net income per ordinary share attributable to shareholders follows:

	Three months ended June 30		Six months ended June 30
(Shares in millions)	2013	2012	2013	2012
Net income attributable to Eaton ordinary shareholders	$494	$382	$872	$693

Weighted-average number of ordinary shares outstanding - diluted	476.3	339.5	475.7	339.6
Less dilutive effect of equity-based compensation	2.9	2.5	3.1	3.4
Weighted-average number of ordinary shares outstanding - basic	473.4	337.0	472.6	336.2

Net income per ordinary share
Diluted	$1.04	$1.12	$1.83	$2.04
Basic	1.04	1.13	1.84	2.06

For the second quarter and the first six months of 2013, 0.2 million and 0.1 million stock options, respectively, were excluded from the calculation of diluted net income per ordinary share because the exercise price of the options exceeded the average market price of the ordinary shares during the period and their effect, accordingly, would have been antidilutive. For the second quarter and the first six months of 2012, 2.4 million and 1.7 million stock options, respectively, were excluded from the calculation of diluted net income per ordinary share because the exercise price of the options exceeded the average market price of the ordinary shares during the period and their effect, accordingly, would have been antidilutive.